Organization and Business Operations	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Business Operations

Note 1 - Organization and Business Operations

Caring Brands, Inc. (the “Company”) is a Nevada corporation and was incorporated on April 24, 2024. On September 24, 2024, the Company entered into a separation and exchange agreement with Safety Shot, Inc. (“Shot”) pursuant to which, Shot exchanged its right, title and interest in and to Caring Brands, Inc., a Florida corporation (“CB FL”), free and clear of all liens and encumbrances, and in exchange thereof, the Company accepted and agreed to assume all obligations of CB FL (see Note 2 – Significant Accounting Policies). The Company’s principal business is the over-the-counter and prescription-grade health and wellness products.

Going Concern Consideration

The accompanying condensed consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business.

For the six months ended June 30, 2026, the Company incurred a net loss of $2,647,202 and used $1,013,867 of cash in operating activities. As of June 30, 2026, the Company had cash and cash equivalents of $1,820,365 and an accumulated deficit of approximately $9,788,184. The Company has generated minimal revenues to date and continues to incur operating losses as it advances its business plan. On July 17, 2026, the Company received a delisting determination from the Nasdaq Stock Market LLC (see Note 13). The Company has generated minimal revenues to date.

Although the Company completed its initial public offering in November 2025, generating net proceeds of approximately $3,235,692, its ability to continue as a going concern is dependent upon its ability to generate revenues and/or obtain additional financing.

Management believes that existing cash resources will be sufficient to fund operations for at least the next twelve months; however, there can be no assurance that additional capital will not be required. The condensed consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Note 1 - Organization and Business Operations

Caring Brands, Inc. (the “Company”) is a Nevada corporation and was incorporated on April 24, 2024. On September 24, 2024, the Company entered into a separation and exchange agreement with Safety Shot, Inc. (“Shot”) pursuant to which, Shot exchanged its right, title and interest in and to Caring Brands, Inc., a Florida corporation (“CB FL”), free and clear of all liens and encumbrances, and in exchange thereof, the Company accepted and agreed to assume all obligations of CB FL (see Note 2 – Basis of Presentation and Note 9 – Acquisition of Caring Brands, Inc. a Florida corporation). The Company’s principal business is the over-the-counter and prescription-grade health and wellness products.

Going Concern Consideration

The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business.

For the year ended December 31, 2025, the Company incurred a net loss of $6,278,191 and used $1,692,258 of cash in operating activities. As of December 31, 2025, the Company had cash and cash equivalents of $2,189,232 and an accumulated deficit of approximately $7,140,982. The Company has generated minimal revenues to date and continues to incur operating losses as it advances its business plan.

Although the Company completed its initial public offering in November 2025, generating net proceeds of approximately $3,235,692, its ability to continue as a going concern is dependent upon its ability to generate revenues and/or obtain additional financing.

Management believes that existing cash resources will be sufficient to fund operations for at least the next twelve months; however, there can be no assurance that additional capital will not be required. The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.